NOTE 1 - ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)				12 Months Ended
	Dec. 22, 2017	Dec. 21, 2017	Oct. 21, 2016	Dec. 31, 2017	Dec. 31, 2016
NOTE 1 - ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Common Stock Equivalents, Value			$ 1,000,000	$ 1,000,000	$ 1,000,000
Operating Loss Carryforwards				$ 14,087,000
Operating Loss Carryforwards, Expiration Date				2035
Liability for Uncertainty in Income Taxes, Current				$ 0	$ 0
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%	35.00%		34.00%	34.00%
Employee Stock Option [Member]
NOTE 1 - ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)				18,087,500	20,715,000
Warrant [Member]
NOTE 1 - ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)				1,750,000
Trademarks [Member]
NOTE 1 - ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life				7 years
Computer Equipment [Member]
NOTE 1 - ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Property, Plant and Equipment, Useful Life				3 years
Office Equipment [Member]
NOTE 1 - ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Property, Plant and Equipment, Useful Life				5 years